Financial instruments and risk management - Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	$ 2,538	$ 4,166	$ 4,479
Total comprehensive gain/(loss)	$ 3,341	3,681	$ 3,997
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	$ 30	22
Total comprehensive gain/(loss)	$ 38	43
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	$ (29)	(22)
Total comprehensive gain/(loss)	$ (37)	(42)
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Currency exchange risk | 10% weakening of US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	$ (46)	(39)
Total comprehensive gain/(loss)	$ (1,049)	(974)
Currency exchange risk | 10% strengthening of US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	$ 37	33
Total comprehensive gain/(loss)	$ 867	$ 813